Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jan. 24, 2021	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies
Federal depository insurance coverage		$ 250,000		$ 250,000			$ 250,000
Offering Costs				775,000			775,000
Underwriting discount				27,500,000			27,500,000
Deferred underwriters commission		17,500,000		17,500,000			17,500,000
Accounts payable and accrued liabilities		113,018		113,018			127,450
Conversion ratio	1
Unrecognized tax benefits		0	$ 0	0	$ 0	$ 0	0	$ 0
Unrecognized tax benefits, accrued interest and penalties		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	0.00%	21.00%
Change in valuation allowance		$ 201,424		$ 201,424			$ 32,400
Tax benefit		$ 0		$ 0		$ 0	$ 0	$ 0